Inventories	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Inventories

9.	Investment in associates

	2024	2023
	Restated
	USD	USD

Unquoted shares - at cost
As at 1 April	895	221
Addition during the financial year	1,492,955	674

As at 31 March	1,493,850	895

Less: Accumulated impairment loss
As at 1 April	(257)	(7)
Addition during the financial year	-	(250)

As at 31 March	(257)	(257)

	1,493,593	638

Share of post-acquisition reserve
As at 1 April	10,490	8,855
Share of profit during the financial year	3,421	1,635

As at 31 March	13,911	10,490

	1,507,504	11,128
Exchange differences	(860)	(414)

	1,506,644	10,714

The details of associates are as follows:

		Effective equity
	Place of	interest
Name of Company	incorporation	2024	2023	Principal activities
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30.0	30.0	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	29.0	29.0	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	40.5	-	Investment in biotech, biohacking and pharmaceutical businesses

Investment in Vax Biotech

As at 31 March 2023, the Group purchased 3,000 ordinary shares of USD0.2246 each in Vax Biotech Sdn. Bhd. Pursuant to share allotment exercise for a total consideration of USD674 in cash.

9.	Investment in associates (Cont’d)

Summarised financial information of Vax Biotech is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2024	2023
	USD	USD

Statement of financial position
Current assets, representing total assets	686	1,815

Current liabilities, representing total liabilities	(2,596)	(2,653)

Net assets of the associate	(1,910)	(838)

Statement of comprehensive income
Expenses for the financial year	(1,147)	(1,144)

Loss for the financial year	(1,147)	(1,144)

Share of loss of the associate	(344)	(343)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2024	2023
	USD	USD

Proportion of net assets of the associate	155	82
Exchange differences	(84)	3

Carrying amount of the Group’s interest in associate	71	85

Investment in Alps Globemedics

Summarised financial information of Alps Globemedics is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2024	2023
	USD	USD

Statement of financial position
Non-current assets	3,377	4,111
Current assets	28,413	34,602

Total assets	31,790	38,713

Non-current liabilities	(759)	(813)
Current liabilities	(14,263)	(2,469)

Total liabilities	(15,022)	(3,282)

Net assets of the associate	16,768	35,431
Statement of comprehensive income
Revenue for the financial year	120,942	138,416

(Loss)/Profit for the financial year	(16,590)	6,593

Share of (loss)/profit of the associate	(4,977)	1,978

9.	Investment in associates (Cont’d)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2024	2023
	USD	USD

Proportion of net assets of the associate	5,652	11,046
Exchange differences	(622)	(417)

Carrying amount of the Group’s interest in associate	5,030	10,629

Investment in Cilo Cybin

On 6 February 2024, the Group had subscribed for 28,762,252 of ordinary shares in Cilo Cybin Holdings Limited (the “Cilo Cybin”) (for an aggregate of 57,524,504 ordinary shares) at a price of ZAR 0.90 per share. As a result, the Group hold a 40.5% stake in the Cilo Cybin.

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2024	2023
	Restated
	USD	USD

Statement of financial position
Current assets, representing total assets	3,354,690	-

Current liabilities, representing total liabilities	(593,538)	-

Net assets of the associate	2,761,152	-

Statement of comprehensive income
Profit for the financial period	21,809	-

Share of profit of the associate	8,742	-

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2024	2023
	USD	USD

Proportion of net assets of the associate	1,118,421	-
Exchange differences	(154)	-

Carrying amount of the Group’s interest in associate	1,118,267	-

10.	Inventories

	2024	2023
	USD	USD

At cost:
Trading
Chemical reagents and products	188,400	210,269
Medical substances and chemical stocks	49,854	72,264

	238,254	282,533

Consumables
Beauty and healthcare product	82,545	46,040

Work-in-progress
Stem cells	43,338	88,836

	364,137	417,409

The cost of inventories recognised by the Group as an expense during the financial year is USD833,774 (2023: USD916,761).

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Inventories

9.	Investment in associates

	2024	2023
	USD	USD
	(Unaudited)	(Unaudited)

Unquoted shares - at cost
As at 1 April/30 September	1,721,098	7,591

Less: Accumulated impairment loss
As at 1 April/30 September	(270)	-

	1,720,828	7,591

Share of post-acquisition reserve
As at 1 April	7,327	3,290
Share of profit/(loss) during the financial period	33,456	(3,068)

As at 30 September	40,783	222

	1,761,611	7,813
Exchange differences	959	(787)

	1,762,570	7,026

The details of associates are as follows:

		Effective equity
	Place of	interest
Name of Company	incorporation	2024	2023	Principal activities
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30.0	30.0	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	29.0	29.0	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	40.5	-	Investment in biotech, biohacking and pharmaceutical businesses

Investment in Vax Biotech

As at 31 March 2023, the Group purchased 3,000 ordinary shares of USD0.2246 each in Vax Biotech Sdn. Bhd. Pursuant to share allotment exercise for a total consideration of USD674 in cash.

9.	Investment in associates (Cont’d)

Summarised financial information of Vax Biotech is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Statement of financial position
Current assets, representing total assets	313	1,492

Current liabilities, representing total liabilities	(3,856)	(2,697)

Net liabilities of the associate	(3,543)	(1,205)

Statement of comprehensive income
Expenses for the financial period	(1,155)	(417)

Loss for the financial period	(1,155)	(417)

Share of loss of the associate	-	(80)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the unaudited consolidated financial statements:

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Proportion of net assets of the associate	(1,063)	(362)

Carrying amount of the Group’s interest in associate	(1,063)	(362)

Investment in Alps Globemedics

Summarised financial information of Alps Globemedics is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Statement of financial position
Non-current assets	4,084	3,637
Current assets	62,004	31,582

Total assets	66,088	35,219

Non-current liabilities	(871)	(765)
Current liabilities	(16,931)	(11,064)

Total liabilities	(17,802)	(11,829)

Net assets of the associate	48,286	23,390
Statement of comprehensive income
Revenue for the financial period	142,809	46,039

Profit/(Loss) for the financial period	34,026	(9,960)

Share of profit/(loss) of the associate	13,199	(2,988)

9.	Investment in associates (Cont’d)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Proportion of net assets of the associate	14,486	7,017

Carrying amount of the Group’s interest in associate	14,486	7,017

Investment in Cilo Cybin

On 6 February 2024, the Group had subscribed for 28,762,252 of ordinary shares in Cilo Cybin Holdings Limited (the “Cilo Cybin”) (for an aggregate of 57,524,504 ordinary shares) at a price of ZAR 0.90 per share. As a result, the Group hold a 40.5% stake in the Cilo Cybin.

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Statement of financial position
Current assets, representing total assets	3,497,932	-

Current liabilities, representing total liabilities	(379,716)	-

Net assets of the associate	3,118,216	-

Statement of comprehensive income
Profit for the financial period	50,019	-

Share of profit of the associate	20,257	-

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Proportion of net assets of the associate	1,416,662	-

Carrying amount of the Group’s interest in associate	1,416,662	-

10.	Inventories

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

At cost:
Trading
Chemical reagents and products	346,634	355,822

Trading at cost	346,634	355,822

Consumables
Beauty and healthcare product	206,614	76,273

Inventories	553,248	432,095

The cost of inventories recognised by the Group as an expense during the financial period is USD252,992 (2023: USD348,693).